Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	$ 6,245	$ 4,727
Gross value ending	8,071	6,245
Accumulated amortization beginning	(2,898)	(1,993)
Accumulated amortization ending	(3,968)	(2,898)
Net value	4,103	3,347
Gross value Additions	1,827	1,518
Exchange rate differences, Gross value	(1)
Accumulated amortization Additions	(1,067)	(905)
Exchange rate differences, Accumulated depreciation	(3)
Buildings [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	5,130	3,612
Gross value ending	6,565	5,130
Accumulated amortization beginning	(1,929)	(1,177)
Accumulated amortization ending	(2,874)	(1,929)
Net value	3,691	3,201
Gross value Additions	1,435	1,518
Gross value Disposals
Accumulated amortization Additions	(945)	(752)
Vehicles [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	218	218
Gross value ending	276	218
Accumulated amortization beginning	(129)	(87)
Accumulated amortization ending	(180)	(129)
Net value	96	89
Gross value Additions	58
Accumulated amortization Additions	(51)	(42)
Materials [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	897	897
Gross value ending	1,230	897
Accumulated amortization beginning	(840)	(729)
Accumulated amortization ending	(914)	(840)
Net value	316	57
Gross value Additions	334
Exchange rate differences, Gross value	(1)
Gross value Disposals
Accumulated amortization Additions	(71)	$ (111)
Exchange rate differences, Accumulated depreciation	$ (3)